REVENUE INFORMATION - Contract Assets and Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue from Contract with Customer [Abstract]
Contract assets	¥ 21,118	$ 3,314	¥ 18,342	¥ 15,582
Contract liabilities	¥ 285,936	$ 44,870	¥ 177,376	¥ 121,748	¥ 83,443